Introduction and overview of Group's risk management - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 1,189.4		$ 872.7
Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	85.4
Financial assets	85.4
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	1,189.4		872.7
Deferred consideration | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	89.3
Derivative financial instrument assets (note 18) | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	48.1		29.4
Trade receivables | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(17.8)	$ (16.3)	(16.3)	$ (21.2)	$ (21.2)	$ (25.4)
Trade receivables | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	147.1		220.9
Cash and cash equivalents and other receivables [member] | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			0.0
Other receivables | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	51.6		44.4
Cash and Cash Equivalents | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 853.3		$ 578.0